Notes on the Consolidated Balance Sheet	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Notes on the Consolidated Balance Sheet

Note 5. Notes on the Consolidated Balance Sheet

5.1	Intangible assets

The following table shows the reconciliation of intangible assets for the year ended December 31, 2017:

in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs								-
January 1, 2016	-	121	-	50	-	-	-	171
Acquired	-	1	2,551	-	2,880	-	3,324	8,756
Additions	1,186	-	91	-	568	-	-	1,845
Disposals	-	-	-	(50)	-	-	-	(50)
December 31, 2016	1,186	122	2,642	-	3,448	-	3,324	10,722
Acquired	1,984	-	2,525	-	1,735	-	20,453	26,697
Additions	261	110	-	-	323	1,768	-	2,462
Disposals	(179)	-	-	-	-	-	-	(179)
Reclassifications	678	-	-	-	-	(678)	-	-
Currency translation	(61)	-	(74)	-	(48)	-	(593)	(776)
December 31, 2017	3,869	232	5,093	-	5,458	1,090	23,184	38,926
Accumulated amortization and impairment
January 1, 2016	-	61	-	27	-	-	-	88
Additions	179	24	37	-	787	-	-	1,027
Impairment	-	-	-	-	-	-	-	-
Disposals	-	-	-	(27)	-	-	-	(27)
Reclassification	-	-	-	-	-	-	-	-
December 31, 2016	179	85	37	-	787	-	-	1,088
Additions	366	19	139	-	2,357	-	-	2,881
Impairment	-	-	-	-	-	-	-	-
Disposals	(179)	-	-	-	-	-	-	(179)
Currency translation	-	-	-	-	-	-	-	-
December 31, 2017	366	104	176	-	3,144	-	-	3,790
Remaining carrying amount
January 1, 2016	-	60	-	23	-	-	-	83
December 31, 2016	1,007	37	2,605	-	2,661	-	3,324	9,634
December 31, 2017	3,503	128	4,917	-	2,314	1,090	23,184	35,136

During the year ended December 31, 2017, intangible assets mainly increased in the reporting period due to the Affinitas / Spark Merger. Other intangible assets mainly comprise TV productions of Affinitas and the customer base and research and developments costs recognized in connection with the Samadhi Acquisition and Affinitas / Spark Merger. The useful lives of other intangible assets identified as part of the acquisition are 1 to 4 years and that of the brands and trademarks is 20 years or indefinite. The remaining useful life of the other brands and trademarks is 10 years; that of the other intangible assets is 1.5 years. The useful life of the licenses and domains is 2-5 years.

In the course of the acquisition of Spark during the year ended December 31, 2017, goodwill of €20,453 thousand was recognized for the first time.

Further, internally generated software as of December 31, 2016 and 2017 amounted to €1,007 thousand and €3,503 thousand, respectively. This increase results from capitalizing of personnel-related development costs for a unified technology platform and the development of new software to allow dynamic psychology tests of potential subscribers before they log on to the platform.

Expenses for amortization of intangible assets were recognized in cost and expenses.

Impairment Test of Goodwill

The Group performed its annual impairment test for goodwill as of December 31, 2017. Goodwill is allocated to cash-generating units that represent the lowest level at which the goodwill is monitored for internal management purposes, which is the operating segment. The existing goodwill of €23,184 thousand was allocated to the cash-generating units within the North America and International segments: Samadhi (International), Christian Networks (North America), Jdate USA (North America), Jdate Israel (International), JSwipe (North America), and Other Networks (North America).

The impairment test was performed following the procedures and the guidance outlined in IAS 36 Impairment of Assets. For impairment test purposes under IFRS, the value concept of fair value less cost of disposal was applied. The impairment test was performed pursuant to the guidance of IAS 36 with a focus on:

•	Derivation of an applicable discount rate

•	Determination of the fair value less cost of disposal of the CGUs

•	Approximate derivation of the carrying amount for each CGU, based on the IFRS balance sheets

•	Calculation of the possible impairment for each CGU

Fair value is measured using a three-level hierarchy based on the inputs used in the valuation techniques as follows .

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

We have applied the Level 3 data for the purposes of performing the impairment test.

For the determination of the fair values less cost of disposal, the Discounted Cash Flow (DCF) method was applied. The free cash flows (FCF) were derived based on the financial forecast for each CGU for the next five years. The cash flow plans are based on experience as well as on expected market trends in the future. For the terminal value, a growth rate of 0.5% was assumed for Samadhi and 3.0% was assumed for the remaining CGUs.

For discounting the future cash flows, a post-tax weighted average cost of capital (WACC) adjusted for a company risk premium (CRP) in the planning and terminal growth period was applied for each CGU. A WACC of 8.0% for Samadhi, 18.1% for Christian Networks, 18.1% for Jdate USA, 18.2% for Jdate Israel, 8.1% for JSwipe, and 23.1% for Other Networks was assumed.

An impairment according to IAS 36 is required if the carrying amount exceeds the recoverable amount. The recoverable amount is assumed to equal the calculated fair value less cost of disposal. As the recoverable amount of each CGU was significantly higher than the carrying amount, the annual impairment test did not result in any impairment loss.

As part of the annual impairment testing, a sensitivity analysis was also conducted. Only a scenario in which EBITDA margin declines in excess of five percentage points would result in an impairment.

5.2	Property, plant and equipment

The following table shows the reconciliation of property and equipment for the year-ended December 31, 2017:

in € thousands	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Total
Purchase costs
January 1, 2016	305	570	-	875
Acquired	-	137	-	137
Additions	-	147	-	147
Disposals	(1)	(1)	-	(2)
December 31, 2016	304	853	-	1,157
Acquired	-	81	-	81
Additions	-	232	1,523	1,755
Disposals	-	(145)	-	(145)
Currency translation	-	(3)	-	(3)
December 31, 2017	304	1,018	1,523	2,845
Accumulated depreciation and impairment				-
January 1, 2016	-	421	-	421
Additions	59	192	-	251
Disposals	-	-	-	-
December 31, 2016	59	613	-	672
Additions	59	144	-	203
Impairment	-	25	-	25
Disposals	-	(137)	-	(137)
December 31, 2017	118	645	-	763
Remaining carrying amount
January 1, 2016	305	149	-	454
December 31, 2016	245	240	-	485
December 31, 2017	186	373	1,523	2,082

During the year ended December 31, 2017, Spark procured hardware and software to facilitate an upgrade of the Group’s technological infrastructure. The project was not completed as of December 31, 2017. The addition of €1,523 thousand mainly related to the acquisition of IT hardware, the capitalization of third-party expenses and personnel costs. Completion of these projects is expected in June 2018.

5.3	Trade receivables

The following table gives an overview of the Group’s trade receivables as of December 31, 2016 and 2017:

in € thousands	December 31, 2016	December 31, 2017
Trade receivables (gross)	5,338	7,588
Allowance for bad debt	(1,066)	(774)
- thereof non-current	-	-
- thereof current	4,272	6,814
Total trade receivables	4,272	6,814

5.4	Other financial assets

in € thousands	December 31, 2016	December 31, 2017
Deposits	2,173	2,119
Other receivables and assets	337	1,060
- thereof non-current	21	23
- thereof current	2,489	3,156
Other financial assets	2,510	3,179

Deposits within other financial assets mainly comprise deposits with payment providers.

5.5	Other assets

in € thousands	December 31, 2016	December 31, 2017
Prepaid expenses	1,663	2,637
VAT receivables and deposits	593	1,204
Other receivables and assets	46	9
- thereof non-current	-	-
- thereof current	2,302	3,850
Other assets	2,302	3,850

Prepaid expenses mainly relate to prepaid marketing expenses.

5.6	Deferred tax assets

See Note 4.12 Income taxes for the presentation of deferred tax assets.

5.7	Cash and cash equivalents

Cash and cash equivalents are composed of the following as December 31, 2016 and 2017:

in € thousands	December 31, 2016	December 31, 2017
Cash including petty cash	3	2
Bank	8,061	8,212
Total cash and cash equivalents	8,064	8,214

Movements in cash and cash equivalents during the reporting periods are evident from the consolidated statement of cash flows.

5.8	Shareholder’s Equity

Movements in equity components are presented in the consolidated statement of changes in equity.

Subscribed capital and capital reserve

Subscribed Capital and capital reserve increased from €25 thousand as of December 31, 2016 to €1,317 thousand as of December 31, 2017 due to the following adjustments:

•	An increase of €825 thousand to subscribed capital, €25,455 thousand to Capital Reserves and a decrease of €(26,280) thousand to Non-current liabilities to give effect to the exchange of historical preferred Affinitas shares for Spark Networks Ordinary Shares, which is accounted for as a balance sheet reclassification;

•	A decrease of €(5,730) thousand to Capital Reserves immediately prior to the Affinitas / Spark Merger to give effect to the cash withdrawal to be received by Affinitas’s shareholders;

•	An increase of €120 thousand to subscribed capital to reflect the incremental shares of Spark Networks stock purchased by Affinitas’s shareholders immediately prior to the Affinitas / Spark Merger in the Affinitas Share Transfer; and

•	An increase of €347 thousand to subscribed capital and €29,152 thousand to Capital Reserves to give effect to the issuance of Spark Networks Ordinary Shares (equivalent to 0.1 Spark Networks ADSs) in exchange to acquire 100% of the outstanding shares of Spark.

Preferred shares were presented as non-current financial liabilities at December 31, 2016 (see Note 5.11).

Treasury shares

As of December 31, 2017, the Company held 23,667 (December 31, 2016: nil) ordinary shares as treasury shares, in accordance with local law. The treasury shares were exchanged without any consideration in the course of establishing the Chardonnay Trust in connection with the Affinitas / Spark Merger. The treasury shares are recognized at par value and deducted from the 1,316,886 ordinary shares of subscribed capital.

5.9	Borrowings

In September 2016, in connection with the acquisition of Samadhi, the company entered into a loan agreement (the “Loan Agreement”) provided by certain stakeholders and officers of Affinitas (each such person, a “Lender,” and collectively the “Lenders”), under which the Lenders provided Affinitas with loans of different types (either Type A Loans or Type B Loans, both as defined below) in the aggregate principal amount of €5,850 thousand (€1,850 thousand of which is under the Type A Loans and €4,000 thousand of which is under the Type B Loans).

Certain of the loans have an interest rate of 8.0% per annum and will mature on June 30, 2018 (the “Type A Loans”). The other loans have an interest rate of 9.0% per annum and will mature on March 31, 2019 (the “Type B Loans” and, together with the Type A Loans, the “Loans”). Interest accrues on each outstanding Loan and is due and payable to the respective Lender in monthly installments on the last business day of each calendar month (with amortization calculated on a straight line basis). The Loan Agreement does not require compound interest to be paid on the accrued interest.

The obligations under the Loan Agreement are secured by all of Affinitas’s past, present, future, conditional and unconditional claims, rights, title and interest (whether actual or contingent) against all of Affinitas’s clients as well as against suppliers and service providers (with respect to the provision of goods and/or services by or to Affinitas) and/or against credit institutions of Affinitas in respect of deposits held by such credit institutions for Affinitas.

On March 15, 2018, the Group entered into a termination agreement (the “Termination Agreement”) to its Loan Agreement. Pursuant to the terms of the Termination Agreement, in exchange for the early termination of the loans under the Loan Agreement effective as of March 15, 2018 and the repayment in full of the then outstanding principal amount of the loans under the Loan Agreement of €5,850 thousand, the parties agreed to an early termination fee of €300 thousand, consisting of a 2% fee on the repaid principal amount of the Type A loans and a 6.75% fee on the repaid principal amount of the Type B loans. In addition, the parties agreed that interest on the loans of approximately €40 thousand under the Loan Agreement was paid in full for the month of March 2018. All payments under the Termination Agreement were made on or before March 31, 2018.

In addition, as of December 31, 2016 and 2017, the Group had outstanding bank loans of €5 thousand and €0 thousand, respectively, presented as current borrowings.

5.10	Provisions

in € thousands	Provisions for refunds	Restructuring provisions	Other provisions	Total
January 1, 2016	95	-	94	189
- thereof non-current	-	-	42	42
- thereof current	95	-	52	147
Acquired	-	-	30	30
Utilization	(94)	-	(53)	(147)
Release	-	-	(45)	(45)
Addition	127	642	27	796
Reclassifications	-	-	-	-
Discounting effects	-	-	-	-
December 31, 2016	128	642	53	823
- thereof non-current	-	-	17	17
- thereof current	128	642	36	806
Acquired	-	-	975	975
Utilization	(67)	(642)	(10)	(719)
Release	-	-	-	-
Addition	59	30	62	151
Reclassifications	-	-	(27)	(27)
Discounting effects	-	-	-	-
Currency translation			(27)	(27)
December 31, 2017	120	30	1,026	1,176
- thereof non-current	-	-	17	17
- thereof current	120	30	1,009	1,159

In the course of the Samadhi Acquisition in the fourth quarter of 2016, the group initiated plans to restructure the business. A provision was recognized, which mainly relates to termination benefits payable to former employees. The group settled the obligations during the course of 2017.

5.11	Other financial liabilities

in € thousands	December 31, 2016	December 31, 2017
Liabilities from preferred shares	26,280	-
Liabilities from contingent consideration	1,295	-
Payroll liabilities	42	206
Other liabilities	-	6,309
- thereof non-current	26,280	-
- thereof current	1,337	6,515
Other financial liabilities	27,617	6,515

Preferred shares were a class of shares of the company and conveyed voting rights to its holders. The preferred shareholders were entitled to a significant share of the net assets of the company in case of certain liquidity events, which could be controlled by the holders of the preferred shares. Accordingly, the preferred shares were classified as a financial liability in accordance with IAS 32.11. Those preferred shares were exchanged into ordinary shares of Spark in connection with the merger (for further information, refer to Note 5.8).

The liabilities from business combinations related to deferred consideration as part of the Samadhi Acquisition on September 30, 2016, which was paid in the course of 2017.

Other liabilities as of December 31, 2017 mainly relates to the outstanding payment to former Affinitas’ shareholders following the Affinitas / Spark Merger (see Note 5.8).

5.12	Other liabilities

in € thousands	December 31, 2016	December 31, 2017
VAT payables	-	98
Payroll liabilities	714	927
Other tax liabilities	2,018	2,262
- thereof non-current	-	-
- thereof current	2,732	3,287
Total other liabilities	2,732	3,287

5.13	Deferred tax liabilities

See Note 4.12 for the presentation of deferred tax liabilities.

5.14	Income tax liabilities

See Note 4.12 for the presentation of income tax liabilities

5.15	Deferred Income

The maturity structure of deferred income as of December 31, 2016 and 2017 is broken down as follows:

in € thousands	December 31, 2016	December 31, 2017
Non-current	85	23
Current	18,047	20,354
Total deferred income	18,132	20,377

Deferred income mainly relates to upfront payments from customers. The deferral is released to revenue over the duration of the customer’s subscription period.